Trade accounts payable	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
Trade accounts payable	Trade accounts payable

	2020	2019

Domestic trade accounts payable	178,050	94,887
Foreign suppliers	156	290
Other	2,285	2,648
	180,491	97,825
Accounts payable are unsecured and the average payment term is 45 days. The carrying amount of accounts payable is close to fair value, due to their short-term nature.